AB Active ETFs, Inc.

AB New York Intermediate Municipal ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 92.4%
New York – 80.0%
Albany Capital Resource Corp. (Albany Medical Center Hospital Obligated Group) Series 2025 5.25%, 05/01/2042	$1,500	$1,605,548
5.25%, 05/01/2043	2,250	2,399,221
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026	855	859,878
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AG Series 2020 3.00%, 04/01/2035	2,220	2,050,005
3.00%, 04/01/2036	2,000	1,811,913
3.00%, 04/01/2037	1,500	1,327,573
4.00%, 04/01/2034	725	728,506
4.00%, 04/01/2038	2,900	2,817,371
4.00%, 04/01/2040	1,500	1,414,438
5.00%, 04/01/2032	2,000	2,096,336
5.00%, 04/01/2033	1,000	1,043,689
Buffalo Municipal Water Finance Authority (Buffalo Municipal Water Finance Authority) BAM Series 2026-B 5.00%, 07/01/2029	1,000	1,066,713
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	1,150	1,163,863
5.75%, 06/01/2042(a)	2,250	2,253,233
Build NYC Resource Corp. (Equality Charter School) Series 2026 5.00%, 06/15/2036(b)	1,650	1,660,796
5.50%, 06/15/2046(b)	3,500	3,408,322
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	531,924
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	800	696,746
Build NYC Resource Corp. (Metropolitan College of New York) 5.25%, 11/01/2029	759	607,254
Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 4.25%, 06/15/2035	1,900	1,863,834
4.75%, 06/15/2040	1,900	1,824,939
5.75%, 06/15/2060	1,500	1,468,617
Build NYC Resource Corp. (South Bronx Classical Charter School V) Series 2026 5.00%, 06/15/2041	2,000	2,020,306

	Principal Amount (000)	U.S. $ Value
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2040	$1,060	$982,532
4.00%, 09/01/2041	1,725	1,580,223
4.00%, 09/01/2042	1,175	1,064,878
5.00%, 09/01/2038	1,485	1,533,713
5.00%, 09/01/2039	1,125	1,153,338
Build NYC Resource Corp. (TRIPs Obligated Group) Series 2025 5.50%, 07/01/2045	1,535	1,607,923
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2026 5.00%, 06/01/2036(a)	6,250	6,418,711
City of New York NY (City of New York NY) 4.61%, 09/01/2037	1,031	971,440
Series 2016-E 5.00%, 08/01/2027	1,495	1,497,948
Series 2017-C 5.00%, 08/01/2028	2,100	2,120,036
Series 2018-D 5.00%, 12/01/2038	9,665	9,951,729
Series 2020-C 4.00%, 08/01/2037	3,445	3,378,104
4.00%, 08/01/2039	1,450	1,375,637
Series 2021 1.396%, 08/01/2027	4,950	4,819,656
1.623%, 08/01/2028	3,255	3,079,889
Series 2021-F 4.00%, 03/01/2040	1,000	941,417
Series 2023 5.00%, 08/01/2036	2,500	2,693,975
5.00%, 08/01/2040	1,000	1,046,233
5.00%, 08/01/2043	5,000	5,138,594
Series 2023-C 5.00%, 08/01/2027	16,445	16,814,248
Series 2023-E 5.25%, 04/01/2044	4,000	4,164,221
Series 2024-A 5.00%, 08/01/2029	1,065	1,129,829
Series 2024-B 5.00%, 09/01/2027	5,000	5,122,050
Series 2024-C 5.00%, 09/01/2044	1,000	1,028,458
AG Series 2024-C 5.00%, 10/01/2027	1,000	1,027,341
Series 2024-I 5.00%, 04/01/2034	7,000	7,737,114
Series 2025 5.00%, 08/01/2027	3,820	3,905,772
Series 2025-A 5.00%, 08/01/2035	2,000	2,213,462
Series 2025-B 5.00%, 08/01/2028	9,745	10,158,199
Series 2025-D 5.00%, 10/01/2030	4,060	4,375,933
Series 2025-G 5.00%, 02/01/2032	2,000	2,180,118
Series 2026 5.00%, 08/01/2030	3,500	3,764,166
Series 2026-A 5.00%, 08/01/2029	2,250	2,386,963
5.25%, 08/01/2045	3,850	4,073,266
Series 2026-G 5.00%, 02/01/2044	6,000	6,203,039

	Principal Amount (000)	U.S. $ Value

City of New York NY (Prerefunded - US Treasuries) Series 2021 1.623%, 08/01/2028	$745	$705,214
City of Yonkers NY (City of Yonkers NY) AG Series 2024-A 5.00%, 02/15/2037	1,100	1,188,513
5.00%, 02/15/2040	1,000	1,056,046
5.00%, 02/15/2041	2,120	2,223,331
County of Nassau NY (County of Nassau NY) Series 2017-C 5.00%, 10/01/2026	2,220	2,224,568
Series 2024-A 5.00%, 04/01/2040	5,705	6,082,921
5.00%, 04/01/2041	2,855	3,026,795
5.00%, 04/01/2043	6,280	6,621,375
County of Suffolk NY (County of Suffolk NY) Series 2022 5.00%, 09/01/2029	1,770	1,894,160
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,399,841
Series 2020-B 5.918%, 07/01/2039	4,610	4,453,659
Empire State Development Corp. (State of New York Pers Income Tax) Series 2017 5.00%, 03/15/2031	5,000	5,058,108
Series 2022 5.00%, 09/15/2029	6,830	7,277,929
Hempstead Town Local Development Corp. (Adelphi University) Series 2026 5.00%, 10/01/2039	1,000	1,022,826
5.00%, 10/01/2040	1,200	1,220,377
5.00%, 10/01/2042	1,305	1,314,323
Series 2026-A 5.00%, 10/01/2043	1,000	1,001,836
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042	4,000	3,984,259
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2031	17,060	17,227,845
5.00%, 02/15/2032	5,590	5,642,962
Long Island Power Authority (Long Island Power Authority) Series 2022-B 5.00%, 09/01/2052	2,750	2,782,552
Metropolitan Transportation Authority (Metropolitan Transportation Authority) AG Series 2006-B 5.25%, 11/15/2026	9,000	9,049,570
Series 2010 6.814%, 11/15/2040	3,315	3,543,217
Series 2016-D 5.00%, 11/15/2027	1,210	1,216,169

	Principal Amount (000)	U.S. $ Value

Series 2017 5.00%, 11/15/2027	$5,050	$5,195,120
5.00%, 11/15/2028	4,020	4,224,160
Series 2017-C 5.00%, 11/15/2027	9,140	9,402,651
5.00%, 11/15/2028	7,400	7,666,044
5.00%, 11/15/2029	1,790	1,851,562
5.00%, 11/15/2031	29,930	30,847,118
Series 2020-C 4.75%, 11/15/2045	1,000	994,638
Series 2021 2.868% (SOFR + 0.43%), 11/01/2026(c)	250	249,812
Series 2025 5.00%, 11/15/2031	1,325	1,447,905
5.00%, 11/15/2035	2,815	3,131,863
5.00%, 11/15/2044	2,000	2,062,620
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,088,923
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2022-A 4.00%, 11/15/2038	3,000	2,947,685
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	253,856
5.625%, 07/01/2042(a)	2,000	1,994,908
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2028	1,210	1,255,295
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	1,485	1,473,961
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,253,646
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	700	636,983
Nassau Health Care Corp. (Nassau Health Care Corp.) Series 2021 5.00%, 08/01/2029	6,000	6,395,953
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2041	4,000	4,233,930
5.00%, 02/15/2042	1,000	1,053,578
New York City Housing Development Corp. (NYHDC 2024-8SPR) Series 2024-8SPR, Class D 4.00%, 12/15/2043	550	554,144
Series 2024-8SPR, Class E 4.375%, 12/15/2043	1,070	1,083,262
Series 2024-8SPR, Class F 5.25%, 12/15/2043	2,620	2,684,496

	Principal Amount (000)	U.S. $ Value

New York City Industrial Development Agency (Yankee Stadium LLC) AG Series 2020 4.00%, 03/01/2031	$4,760	$4,834,961
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2039	2,000	1,949,978
Series 2023 5.00%, 06/15/2035	13,345	14,773,425
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	2,065	2,146,444
5.00%, 07/15/2032	16,090	16,699,177
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	3,745	3,825,286
5.00%, 07/15/2028	2,500	2,611,958
New York City Transitional Finance Authority Building Aid Revenue (State of New York State Lease) Series 2021-S 4.00%, 07/15/2040	2,500	2,350,332
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-F 5.00%, 05/01/2032	1,220	1,236,301
Series 2020 5.00%, 11/01/2027	10,835	11,146,653
Series 2020-1 5.00%, 11/01/2027	17,235	17,730,739
Series 2021-E 4.00%, 02/01/2038	3,750	3,688,389
4.00%, 02/01/2040	12,575	11,849,993
Series 2022 5.00%, 11/01/2026	4,000	4,016,360
Series 2023 5.50%, 05/01/2043	5,000	5,358,051
Series 2023-E 5.00%, 11/01/2026	3,000	3,012,270
Series 2024 5.01%, 05/01/2034	2,000	1,988,327
Series 2025 5.00%, 05/01/2043	5,500	5,712,772
Series 2026 5.00%, 02/01/2028	1,250	1,293,402
5.00%, 11/01/2030	5,625	6,071,542
5.00%, 11/01/2035	1,000	1,108,507
5.00%, 11/01/2040	5,060	5,370,270
5.00%, 11/01/2043	2,500	2,610,258
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	9,115	9,305,641
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,002,467
7.25%, 11/15/2044(a)	3,260	3,267,231
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	19,269,750

	Principal Amount (000)	U.S. $ Value

2.625%, 09/15/2069	$22,240	$21,040,630
2.80%, 09/15/2069	6,470	6,091,522
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	21,500	17,106,230
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.25%, 11/15/2040	1,000	1,092,020
5.25%, 11/15/2041	1,000	1,090,396
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	968,442
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2026(a)	1,500	1,500,023
5.00%, 12/01/2034(a)	2,500	2,392,160
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2027	325	329,664
5.00%, 07/01/2029	500	521,532
5.00%, 07/01/2030	300	315,707
5.00%, 07/01/2031	320	338,926
5.00%, 07/01/2032	280	297,919
New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2039	1,000	1,068,235
5.00%, 07/01/2040	1,000	1,063,768
5.50%, 07/01/2044	1,250	1,329,653
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2025 5.00%, 07/01/2035	1,000	1,135,743
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.25%, 11/01/2041	2,150	2,215,926
5.25%, 11/01/2043	1,500	1,535,280
5.50%, 11/01/2044	2,900	3,000,104
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.00%, 07/01/2045	6,250	6,195,479
New York State Dormitory Authority (New York & Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,642,492
New York State Dormitory Authority (New York State Dormitory Authority Lease) AG Series 2020 5.00%, 10/01/2029	2,130	2,232,725
AG Series 2023 5.00%, 10/01/2026	2,485	2,489,968
AG Series 2024-A 5.00%, 10/01/2026	2,320	2,324,638
Series 2024-D 5.00%, 10/01/2026	1,200	1,202,327

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	$2,000	$2,037,621
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,149,027
Series 2025-A 5.00%, 07/01/2039	1,000	1,087,027
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,384,128
4.00%, 05/01/2040	6,000	5,631,565
Series 2025 5.00%, 05/01/2027	2,300	2,335,114
5.00%, 05/01/2029	10,635	11,205,524
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2024 5.00%, 07/01/2030	1,600	1,728,892
5.00%, 07/01/2034	1,700	1,897,474
New York State Dormitory Authority (Pace University) Series 2024-A 5.25%, 05/01/2039	1,050	1,096,590
5.25%, 05/01/2042	1,325	1,350,959
5.25%, 05/01/2044	1,050	1,063,851
5.50%, 05/01/2049	1,500	1,523,460
New York State Dormitory Authority (Prerefunded - US Treasuries) AG Series 2020 5.00%, 10/01/2026	5	5,009
5.00%, 10/01/2029	5	5,234
Series 2021 4.00%, 07/01/2031	65	68,112
New York State Dormitory Authority (St. John’s University/NY) Series 2021 4.00%, 07/01/2031	1,335	1,391,986
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	2,225	2,231,734
Series 2017-B 5.00%, 02/15/2037	5,520	5,612,280
Series 2021-A 4.00%, 03/15/2039	1,000	961,950
Series 2021-E 4.00%, 03/15/2037	4,645	4,573,291
Series 2022-A 4.00%, 03/15/2039	2,000	1,923,900
Series 2024-A 5.00%, 03/15/2046	3,000	3,081,959
New York State Dormitory Authority (State University of New York Dormitory Facilities Revenue) Series 2020 2.985%, 07/01/2040	2,000	1,553,177
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2035	1,000	900,333
5.00%, 07/01/2037	1,000	877,508

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2039	$1,500	$1,282,846
5.00%, 07/01/2042	1,630	1,342,721
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2035	1,300	1,385,227
5.00%, 10/01/2036	1,700	1,797,705
5.00%, 10/01/2037	1,800	1,887,414
New York State Energy Research & Development Authority (New York State Electric & Gas) Series 2023-C 4.00%, 04/01/2034	2,000	2,032,263
New York State Energy Research & Development Authority (Rochester Gas & Electric) Series 2025 4.00%, 05/15/2032	6,800	6,883,906
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	453,921
Series 2023 5.125%, 09/01/2050(a)	1,800	1,876,734
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2042	5,750	5,315,255
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	7,660,009
Series 2025-A 5.00%, 03/15/2045	5,645	5,894,619
Series 2026-A 5.00%, 09/15/2027	2,000	2,051,017
New York Transportation Development Corp. (American Airlines, Inc.) Series 2020 5.375%, 08/01/2036	2,685	2,771,182
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	24,485	25,013,506
5.00%, 01/01/2032	2,355	2,398,220
5.00%, 01/01/2034	1,630	1,655,199
5.00%, 01/01/2036	2,000	2,024,993
Series 2020 4.375%, 10/01/2045	1,500	1,396,516
5.00%, 10/01/2040	1,500	1,522,377
Series 2023 5.625%, 04/01/2040	4,165	4,386,064
6.00%, 04/01/2035	1,500	1,645,849
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	1,949,545
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2034	500	496,531
4.00%, 10/31/2041	2,075	1,907,861
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2027	2,210	2,258,741

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2030	$1,010	$1,070,582
5.00%, 12/01/2031	400	421,512
5.00%, 12/01/2032	1,035	1,084,050
5.00%, 12/01/2035	1,000	1,033,943
5.00%, 12/01/2036	1,050	1,080,819
Series 2022 5.00%, 12/01/2027	2,115	2,161,646
5.00%, 12/01/2031	4,205	4,492,013
5.00%, 12/01/2035	1,000	1,055,914
5.00%, 12/01/2039	4,580	4,707,784
5.00%, 12/01/2040	3,310	3,383,289
5.00%, 12/01/2042	2,860	2,904,527
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2023 5.50%, 06/30/2043	2,250	2,333,169
5.50%, 06/30/2044	3,630	3,762,083
Series 2023 5.50%, 06/30/2038	650	680,074
Series 2024 5.25%, 06/30/2043	8,500	8,652,822
5.25%, 06/30/2044	10,895	11,051,021
AG Series 2024 4.25%, 06/30/2042	10,000	9,301,667
Series 2025 6.00%, 06/30/2042	1,375	1,491,042
6.00%, 06/30/2044	2,650	2,851,986
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	4,400	4,330,284
5.25%, 01/01/2050	2,535	2,517,896
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.00%, 08/01/2033	825	824,460
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	296,981
4.00%, 07/01/2036	350	338,483
4.00%, 07/01/2039	450	414,974
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2017 5.00%, 10/15/2028	6,925	7,011,789
Series 2018-2 5.00%, 09/15/2026	1,000	1,000,821
5.00%, 09/15/2027	5,300	5,418,766
5.00%, 09/15/2028	8,000	8,232,349
5.00%, 09/15/2031	5,000	5,119,956
5.00%, 09/15/2033	5,335	5,447,721
Series 2019 5.00%, 11/01/2039	9,000	9,171,799
Series 2020-2 5.00%, 07/15/2033	3,000	3,151,234
5.00%, 07/15/2034	4,860	5,080,252
5.00%, 07/15/2035	5,095	5,301,136
Series 2022 5.00%, 01/15/2047	3,000	3,033,368
Series 2022-2 4.00%, 12/01/2027	2,500	2,549,135
5.00%, 08/01/2030	7,185	7,656,023
5.00%, 08/01/2035	1,390	1,471,722

	Principal Amount (000)	U.S. $ Value

Series 2023-2 5.00%, 07/15/2035	$2,505	$2,693,833
5.00%, 07/15/2036	1,350	1,441,297
5.00%, 12/01/2036	1,750	1,864,995
5.00%, 12/01/2038	2,000	2,092,860
5.00%, 12/01/2041	1,005	1,038,245
Series 2024-2 5.00%, 09/01/2030	2,000	2,133,059
Rensselaer County Capital Resource Corp. (County of Rensselaer NY Lease) Series 2026 5.25%, 04/01/2042	1,000	1,071,679
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 4.875%, 07/01/2044	6,000	5,989,294
State of New York (State of New York) Series 2023-A 5.00%, 03/15/2031	5,600	6,177,003
5.00%, 03/15/2032	1,815	2,032,059
5.00%, 03/15/2033	1,750	1,985,667
5.00%, 03/15/2036	1,500	1,656,538
5.00%, 03/15/2038	1,500	1,636,170
5.00%, 03/15/2039	2,000	2,165,052
5.00%, 03/15/2040	2,250	2,420,593
Series 2023-C 5.00%, 03/15/2037	1,670	1,830,288
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2029	500	511,475
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	4,300	4,370,500
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2035	2,300	2,287,629
4.00%, 06/01/2036	2,425	2,389,641
4.00%, 06/01/2038	1,000	963,284
5.00%, 06/01/2034	2,275	2,416,833
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	10,000	8,226,694
Series 2022 5.00%, 05/15/2041	1,750	1,835,478
Series 2023 5.25%, 11/15/2042	10,420	11,160,481
Series 2024 5.00%, 11/15/2033	3,000	3,345,022
Series 2024-B 5.00%, 03/15/2027	5,000	5,066,945
Series 2025 5.00%, 03/15/2027	13,850	14,035,439
Series 2026 5.00%, 02/01/2028	7,350	7,597,920
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	10,865	11,231,483

	Principal Amount (000)	U.S. $ Value

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	$1,190	$1,093,697
5.00%, 09/01/2031	2,570	2,714,837
5.00%, 09/01/2032	7,890	8,297,380
5.00%, 09/01/2033	3,010	3,155,741
5.00%, 09/01/2034	1,370	1,429,441
Series 2026 5.00%, 09/01/2036	600	650,885
5.00%, 09/01/2038	750	797,037
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026	14,615	14,697,129
Series 2020 4.00%, 12/01/2033	1,160	1,180,616
5.00%, 12/01/2031	1,800	1,936,486
5.00%, 12/01/2032	2,000	2,141,032
Series 2026 5.00%, 12/01/2035	1,300	1,444,034
Trust for Cultural Resources of The City of New York (The) (Museum of Modern Art/The) Series 2026 5.00%, 08/01/2031	1,065	1,173,975
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	140	140,753
5.00%, 01/01/2032	520	544,620
5.00%, 01/01/2037	530	550,217
5.00%, 01/01/2041	720	733,517

		1,048,521,553

Alabama – 1.7%
Black Belt Energy Gas District (American General Life Insurance) Series 2026-K 5.00%, 10/01/2033	3,500	3,627,901
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	1,000	1,058,323
Black Belt Energy Gas District (BP PLC) Series 2026 5.00%, 11/01/2036	1,000	1,032,950
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 06/01/2031	1,000	1,046,418
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	1,200	1,260,880
Black Belt Energy Gas District (Goldman Sachs Group) Series 2026-H 3.788% (SOFR + 1.35%), 12/01/2031(c)	3,000	2,997,850
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	5,000	5,221,436

	Principal Amount (000)	U.S. $ Value

Series 2026-F 5.00%, 12/01/2035	$1,220	$1,269,874
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053	4,080	4,323,544
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,009,410

		22,848,586

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	490	502,966

California – 0.3%
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,215	1,273,135
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	2,500	2,637,376

		3,910,511

Colorado – 0.0%
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2020 5.00%, 12/01/2050	160	159,901

Connecticut – 0.3%
State of Connecticut (State of Connecticut) Series 2018-F 5.00%, 09/15/2027	4,025	4,124,328

Florida – 0.0%
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	100	84,826
Zero Coupon, 10/01/2032	100	77,305
Zero Coupon, 10/01/2033	100	73,704
Zero Coupon, 10/01/2034	110	76,960

		312,795

Georgia – 0.6%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	2,440	2,464,872
Series 2025-B 5.00%, 12/01/2055	2,000	2,088,059
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2031	905	936,405
5.00%, 01/01/2032	565	583,652

	Principal Amount (000)	U.S. $ Value

Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2035	$1,185	$1,211,552

		7,284,540

Guam – 2.0%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 3.099%, 10/01/2028	1,430	1,378,342
Series 2023 5.125%, 10/01/2034	250	264,804
5.25%, 10/01/2031	1,025	1,084,922
5.25%, 10/01/2035	265	281,512
5.375%, 10/01/2033	525	565,561
Series 2024-A 5.00%, 10/01/2028	325	333,898
5.00%, 10/01/2030	855	890,630
5.00%, 10/01/2032	1,875	1,970,195
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2017 5.00%, 07/01/2028	1,250	1,263,937
Guam Government Waterworks Authority (Guam Waterworks Authority Water & Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,110,189
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2041	1,050	1,087,642
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2026	1,225	1,226,825
5.00%, 10/01/2027	1,230	1,251,763
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,152,727
5.00%, 12/01/2029	770	771,510
5.00%, 12/01/2030	1,000	1,001,683
5.00%, 12/01/2032	925	926,123
5.00%, 12/01/2033	1,725	1,726,729
5.00%, 12/01/2034	1,250	1,251,206
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	175	180,878
Series 2025-G 5.00%, 01/01/2032	2,000	2,136,707
5.00%, 01/01/2033	2,500	2,686,680
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	1,250	1,313,275

		25,857,738

Illinois – 0.2%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2028	2,000	2,046,323

	Principal Amount (000)	U.S. $ Value

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (e)	$32	$3

Kentucky – 0.4%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027	375	377,809
5.00%, 02/01/2030	210	220,454
5.00%, 02/01/2031	275	288,261
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052	4,000	4,031,256

		4,917,780

Michigan – 1.1%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2029	250	256,106
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	8,852,867
5.00%, 12/31/2030	4,000	4,108,017
5.00%, 06/30/2032	1,690	1,731,825

		14,948,815

Missouri – 0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	275	278,200

Nebraska – 0.8%
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,339,594

New Jersey – 2.0%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,027,723
Series 2018-A 5.00%, 06/15/2028	11,680	11,744,620
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019-B 5.00%, 06/15/2030	230	242,360
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2019-B 5.00%, 06/15/2030	1,270	1,326,861
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,506,976
Series 2024-A 5.00%, 06/15/2042	4,805	5,034,299

		26,882,839

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.8%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	$2,420	$1,765,988
4.00%, 07/01/2035	1,300	1,280,257
5.625%, 07/01/2029	760	798,341
Series 2022-C Zero Coupon, 11/01/2043	771	549,643
Municipality of San Juan Puerto Rico (Municipality of San Juan Puerto Rico) Series 2026 5.25%, 07/01/2044	1,715	1,782,052
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	2,545	2,693,026
5.00%, 07/01/2035(a)	2,310	2,405,269
Series 2021-B 4.00%, 07/01/2042(a)	1,000	938,372
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,390	1,415,525
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,000	1,107,909
6.50%, 01/01/2041	1,250	1,399,008
6.75%, 01/01/2045	1,000	1,117,561
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	5,894	5,367,325
Zero Coupon, 07/01/2033	2,000	1,580,933

		24,201,209

South Carolina – 0.4%
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2020-A 5.00%, 12/01/2043	1,500	1,531,733
Series 2021-B 4.00%, 12/01/2038	2,125	2,050,888
5.00%, 12/01/2040	1,000	1,033,080

		4,615,701

Tennessee – 0.2%
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	1,930	2,023,025

Texas – 0.2%
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,085,340

Washington – 0.1%
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	906	862,240
Series 2021-1, Class X 0.727%, 12/20/2035(f)	906	29,785

		892,025

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)	$1,050	$1,051,208
5.00%, 10/01/2027(a)	1,090	1,106,774
5.00%, 10/01/2028(a)	900	929,472
5.00%, 10/01/2029(a)	275	286,937

		3,374,391

Total Long-Term Municipal Bonds (cost $1,232,074,228)		1,210,128,163

Short-Term Municipal Notes – 6.2%
New York – 6.2%
Brewster Central School District (Brewster Central School District) Series 2026 4.00%, 02/12/2027	1,000	1,005,747
Build NYC Resource Corp. (Asia Society/The) Series 2015 2.31%, 04/01/2045(g)	1,585	1,585,000
City of Buffalo NY (City of Buffalo NY) Series 2025-A 4.00%, 09/30/2026	5,000	5,004,697
City of New Rochelle NY (City of New Rochelle NY) Series 2025 4.00%, 12/09/2026	8,000	8,027,894
City of New York NY (City of New York NY) Series 2015 3.00%, 06/01/2044(g)	2,215	2,215,000
Series 2022-A 2.90%, 09/01/2049(g)	3,900	3,900,000
City of Rochester NY (City of Rochester NY) Series 2026-I 4.00%, 07/29/2027	3,000	3,034,869
Dutchess County Industrial Development Agency (Marist College) Series 2008 2.31%, 07/01/2038(g)	1,005	1,005,000
Kingston City School District (Kingston City School District) Series 2026-C 4.00%, 06/29/2027	8,205	8,287,203
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2021-E 2.15%, 11/01/2035(g)	6,710	6,710,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 2.25%, 10/15/2041(g)	250	250,000
New York City Housing Development Corp. (New York City Housing Development) Series 2012-A 2.24%, 09/01/2049(g)	1,000	1,000,000

	Principal Amount (000)	U.S. $ Value

New York State Housing Finance Agency (Barclay Street Realty LLC) Series 2004-A 2.10%, 11/15/2037(g)	$3,700	$3,700,000
New York State Housing Finance Agency (New York State Housing Finance Agency) Series 2009 2.10%, 05/15/2039(g)	400	400,000
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.73%, 05/01/2047(a) (g)	7,200	7,200,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2026 4.00%, 03/05/2027	5,000	5,035,304
4.00%, 08/20/2027	23,000	23,301,836

Total Short-Term Municipal Notes (cost $81,686,218)		81,662,550

Total Municipal Obligations (cost $1,313,760,446)		1,291,790,713

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $204,380)	204	205,373

Total Investments – 98.6% (cost $1,313,964,826)(h)		1,291,996,086
Other assets less liabilities – 1.4%		18,083,195

Net Assets – 100.0%		$1,310,079,281

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,000	10/15/2028	CPI#	3.020%	Maturity	$42,991	$—	$42,991
USD	17,161	10/15/2029	2.451%	CPI#	Maturity	228,754	81,577	147,177
USD	10,500	10/15/2029	2.485%	CPI#	Maturity	122,829	36,326	86,503
USD	12,200	10/15/2030	2.615%	CPI#	Maturity	30,103	—	30,103
USD	7,570	10/15/2030	CPI#	2.840%	Maturity	60,907	—	60,907

						$485,584	$117,903	$367,681

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(305,988)	$(87,727)	$(218,261)
USD	7,600	10/15/2030	1 Day SOFR	4.082%	Annual	(17,076)	204,696	(221,772)
USD	19,200	07/15/2033	1 Day SOFR	3.929%	Annual	(396,986)	—	(396,986)
USD	8,200	06/15/2034	3.543%	1 Day SOFR	Annual	420,851	27,710	393,141
USD	9,620	08/15/2034	3.314%	1 Day SOFR	Annual	652,852	189,087	463,765

						$353,653	$333,766	$19,887

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	16,980	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$924,241	$—	$924,241

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $44,653,855 or 3.4% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.

(d)	Non-income producing security.

(e)	Defaulted.

(f)	IO - Interest Only.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,932,897 and gross unrealized depreciation of investments was $27,589,828, resulting in net unrealized depreciation of $20,656,931.

As of August 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

AB Active ETFs, Inc.

AB New York Intermediate Municipal ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$1,210,128,163	$-0-	$1,210,128,163
Short-Term Municipal Notes	-0-	81,662,550	-0-	81,662,550
Asset-Backed Securities	-0-	205,373	-0-	205,373

Total Investments in Securities	-0-	1,291,996,086	-0-	1,291,996,086
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	485,584	-0-	485,584
Centrally Cleared Interest Rate Swaps	-0-	1,073,703	-0-	1,073,703
Interest Rate Swaps	-0-	924,241	-0-	924,241
Liabilities:
Centrally Cleared Interest Rate Swaps	-0-	(720,050)	-0-	(720,050)

Total	$-0-	$1,293,759,564	$-0-	$1,293,759,564

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.